Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Assets and liabilities held at fair value, disaggregated by valuation technique and by product type
The following table shows Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2022				2021
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	62,469	64,822	6,480	133,771	80,836	63,754	2,281	146,871
Financial assets at fair value through the income statement	5,647	199,370	6,111	211,128	4,953	177,194	6,079	188,226
Derivative financial assets	10,054	287,749	5,173	302,976	6,150	252,131	4,010	262,291
Financial assets at fair value through other comprehensive income	15,029	30,051	4	45,084	16,070	29,800	38	45,908
Investment property	—	—	5	5	—	—	7	7
Total assets	93,199	581,992	17,773	692,964	108,009	522,879	12,415	643,303

Trading portfolio liabilities	(43,679)	(28,725)	(56)	(72,460)	(26,701)	(26,563)	(27)	(53,291)
Financial liabilities designated at fair value	(133)	(270,880)	(1,042)	(272,055)	(174)	(250,553)	(404)	(251,131)
Derivative financial liabilities	(10,823)	(272,020)	(6,363)	(289,206)	(6,571)	(243,893)	(6,059)	(256,523)
Total liabilities	(54,635)	(571,625)	(7,461)	(633,721)	(33,446)	(521,009)	(6,490)	(560,945)

Analysis of movements in Level 3 assets
The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 Assets and liabilities held at fair value by product type
	2022		2021
	Assets	Liabilities	Assets	Liabilities
Barclays Bank Group	£m	£m	£m	£m
Interest rate derivatives	2,361	(2,858)	1,091	(1,351)
Foreign exchange derivatives	1,513	(1,474)	376	(374)
Credit derivatives	290	(603)	323	(709)
Equity derivatives	1,009	(1,428)	2,220	(3,625)
Corporate debt	1,677	(49)	1,205	(21)
Reverse repurchase and repurchase agreements	37	(434)	13	(172)
Non-asset backed loans	8,105	—	3,743	—
Private equity investments	140	—	148	—
Other[a]	2,641	(615)	3,296	(238)
Total	17,773	(7,461)	12,415	(6,490)
Note
aOther includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, Government and Government sponsored debt, asset backed securities, equities cash products and investment property.
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Assets and liabilities included in disposal groups classified as held for sale and measured at fair value less cost to sell are not included as these are measured at fair value on a non-recurring basis.
Asset and liability transfers between Level 2 and Level 3 are primarily due to 1) an increase or decrease in observable market activity related to an input or 2) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2022					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2022
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	392	(182)	—	(18)	(39)	—	—	87	(34)	595
Non-asset backed loans	758	7,009	(2,635)	—	(19)	(264)	—	—	10	(22)	4,837
Other	1,134	667	(412)	—	(298)	(43)	—	—	275	(275)	1,048
Trading portfolio assets	2,281	8,068	(3,229)	—	(335)	(346)	—	—	372	(331)	6,480

Non-asset backed loans	2,985	2,739	(1,019)	—	(1,203)	(262)	—	—	49	(21)	3,268
Private equity investments	148	35	(59)	—	(3)	7	12	—	—	—	140
Other	2,946	6,483	(6,540)	—	(188)	1	2	—	17	(18)	2,703
Financial assets at fair value through the income statement	6,079	9,257	(7,618)	—	(1,394)	(254)	14	—	66	(39)	6,111

Other	38	—	—	—	(32)	—	—	(2)	—	—	4
Financial assets at fair value through other comprehensive income	38	—	—	—	(32)	—	—	(2)	—	—	4

Investment property	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(23)	8	—	—	9	—	—	(27)	4	(56)

Financial liabilities designated at fair value	(404)	(285)	—	(98)	82	70	1	—	(448)	40	(1,042)

Interest rate derivatives	(260)	(217)	—	—	54	(467)	—	—	431	(38)	(497)
Foreign exchange derivatives	2	—	—	—	(6)	27	—	—	—	16	39
Credit derivatives	(386)	(4)	(2)	—	57	23	—	—	11	(12)	(313)
Equity derivatives	(1,405)	(213)	—	—	332	307	—	—	(11)	571	(419)
Net derivative financial instruments[a]	(2,049)	(434)	(2)	—	437	(110)	—	—	431	537	(1,190)

Total	5,925	16,583	(10,842)	(98)	(1,242)	(631)	14	(2)	394	211	10,312

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2021					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2021
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	310	(123)	—	(12)	38	—	—	41	(16)	389
Non-asset backed loans	709	1,580	(1,409)	—	(85)	(1)	—	—	45	(81)	758
Other	1,003	371	(425)	—	(57)	(49)	—	—	442	(151)	1,134
Trading portfolio assets	1,863	2,261	(1,957)	—	(154)	(12)	—	—	528	(248)	2,281

Non-asset backed loans	2,280	1,379	(306)	—	(248)	(59)	(174)	—	113	—	2,985
Private equity investments	88	68	(7)	—	(8)	—	10	—	35	(38)	148
Other	2,024	11,256	(10,228)	—	(184)	2	28	—	49	(1)	2,946
Financial assets at fair value through the income statement	4,392	12,703	(10,541)	—	(440)	(57)	(136)	—	197	(39)	6,079

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Other	47	—	—	—	(7)	—	—	(2)	—	—	38
Financial assets at fair value through other comprehensive income	153	—	—	—	(7)	—	—	(2)	—	(106)	38

Investment property	10	—	(2)	—	—	—	(1)	—	—	—	7

Trading portfolio liabilities	(28)	(5)	23	—	—	(6)	—	—	(12)	1	(27)

Financial liabilities designated at fair value	(341)	(4)	—	(101)	66	21	—	—	(68)	23	(404)

Interest rate derivatives	(2)	20	—	—	105	(255)	—	—	90	(218)	(260)
Foreign exchange derivatives	1	—	—	—	40	(2)	—	—	10	(47)	2
Credit derivatives	(155)	(239)	9	—	(45)	34	—	—	10	—	(386)
Equity derivatives	(1,615)	90	(1)	—	(15)	(3)	—	—	(3)	142	(1,405)
Net derivative financial instruments[a]	(1,771)	(129)	8	—	85	(226)	—	—	107	(123)	(2,049)

Total	4,278	14,826	(12,469)	(101)	(450)	(280)	(137)	(2)	752	(492)	5,925
Notes
aThe derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £5,173m (2021: £4,010m) and derivative financial liabilities are £6,363m (2021: £6,059m).
bTrading income represents gains and (losses) on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Analysis of movements in Level 3 liabilities
The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 Assets and liabilities held at fair value by product type
	2022		2021
	Assets	Liabilities	Assets	Liabilities
Barclays Bank Group	£m	£m	£m	£m
Interest rate derivatives	2,361	(2,858)	1,091	(1,351)
Foreign exchange derivatives	1,513	(1,474)	376	(374)
Credit derivatives	290	(603)	323	(709)
Equity derivatives	1,009	(1,428)	2,220	(3,625)
Corporate debt	1,677	(49)	1,205	(21)
Reverse repurchase and repurchase agreements	37	(434)	13	(172)
Non-asset backed loans	8,105	—	3,743	—
Private equity investments	140	—	148	—
Other[a]	2,641	(615)	3,296	(238)
Total	17,773	(7,461)	12,415	(6,490)
Note
aOther includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, Government and Government sponsored debt, asset backed securities, equities cash products and investment property.
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Assets and liabilities included in disposal groups classified as held for sale and measured at fair value less cost to sell are not included as these are measured at fair value on a non-recurring basis.
Asset and liability transfers between Level 2 and Level 3 are primarily due to 1) an increase or decrease in observable market activity related to an input or 2) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2022					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2022
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	392	(182)	—	(18)	(39)	—	—	87	(34)	595
Non-asset backed loans	758	7,009	(2,635)	—	(19)	(264)	—	—	10	(22)	4,837
Other	1,134	667	(412)	—	(298)	(43)	—	—	275	(275)	1,048
Trading portfolio assets	2,281	8,068	(3,229)	—	(335)	(346)	—	—	372	(331)	6,480

Non-asset backed loans	2,985	2,739	(1,019)	—	(1,203)	(262)	—	—	49	(21)	3,268
Private equity investments	148	35	(59)	—	(3)	7	12	—	—	—	140
Other	2,946	6,483	(6,540)	—	(188)	1	2	—	17	(18)	2,703
Financial assets at fair value through the income statement	6,079	9,257	(7,618)	—	(1,394)	(254)	14	—	66	(39)	6,111

Other	38	—	—	—	(32)	—	—	(2)	—	—	4
Financial assets at fair value through other comprehensive income	38	—	—	—	(32)	—	—	(2)	—	—	4

Investment property	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(23)	8	—	—	9	—	—	(27)	4	(56)

Financial liabilities designated at fair value	(404)	(285)	—	(98)	82	70	1	—	(448)	40	(1,042)

Interest rate derivatives	(260)	(217)	—	—	54	(467)	—	—	431	(38)	(497)
Foreign exchange derivatives	2	—	—	—	(6)	27	—	—	—	16	39
Credit derivatives	(386)	(4)	(2)	—	57	23	—	—	11	(12)	(313)
Equity derivatives	(1,405)	(213)	—	—	332	307	—	—	(11)	571	(419)
Net derivative financial instruments[a]	(2,049)	(434)	(2)	—	437	(110)	—	—	431	537	(1,190)

Total	5,925	16,583	(10,842)	(98)	(1,242)	(631)	14	(2)	394	211	10,312

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2021					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2021
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	310	(123)	—	(12)	38	—	—	41	(16)	389
Non-asset backed loans	709	1,580	(1,409)	—	(85)	(1)	—	—	45	(81)	758
Other	1,003	371	(425)	—	(57)	(49)	—	—	442	(151)	1,134
Trading portfolio assets	1,863	2,261	(1,957)	—	(154)	(12)	—	—	528	(248)	2,281

Non-asset backed loans	2,280	1,379	(306)	—	(248)	(59)	(174)	—	113	—	2,985
Private equity investments	88	68	(7)	—	(8)	—	10	—	35	(38)	148
Other	2,024	11,256	(10,228)	—	(184)	2	28	—	49	(1)	2,946
Financial assets at fair value through the income statement	4,392	12,703	(10,541)	—	(440)	(57)	(136)	—	197	(39)	6,079

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Other	47	—	—	—	(7)	—	—	(2)	—	—	38
Financial assets at fair value through other comprehensive income	153	—	—	—	(7)	—	—	(2)	—	(106)	38

Investment property	10	—	(2)	—	—	—	(1)	—	—	—	7

Trading portfolio liabilities	(28)	(5)	23	—	—	(6)	—	—	(12)	1	(27)

Financial liabilities designated at fair value	(341)	(4)	—	(101)	66	21	—	—	(68)	23	(404)

Interest rate derivatives	(2)	20	—	—	105	(255)	—	—	90	(218)	(260)
Foreign exchange derivatives	1	—	—	—	40	(2)	—	—	10	(47)	2
Credit derivatives	(155)	(239)	9	—	(45)	34	—	—	10	—	(386)
Equity derivatives	(1,615)	90	(1)	—	(15)	(3)	—	—	(3)	142	(1,405)
Net derivative financial instruments[a]	(1,771)	(129)	8	—	85	(226)	—	—	107	(123)	(2,049)

Total	4,278	14,826	(12,469)	(101)	(450)	(280)	(137)	(2)	752	(492)	5,925
Notes
aThe derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £5,173m (2021: £4,010m) and derivative financial liabilities are £6,363m (2021: £6,059m).
bTrading income represents gains and (losses) on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Unrealised gains and losses on Level 3 financial assets and liabilities
The following tables disclose the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and (losses) recognised during the period on Level 3 assets and liabilities held at year end
	2022				2021
	Income statement		Other compre- hensive income		Income statement		Other compre- hensive income
Barclays Bank Group	Trading income[a]	Other income		Total	Trading income[a]	Other income		Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(290)	—	—	(290)	(67)	—	—	(67)
Financial assets at fair value through the income statement	(152)	9	—	(143)	(53)	22	—	(31)
Fair value through other comprehensive income	—	—	—	—	—	—	—	—
Investment property	—	(1)	—	(1)	—	—	—	—
Trading portfolio liabilities	8	—	—	8	(5)	—	—	(5)
Financial liabilities designated at fair value	55	—	—	55	16	(1)	—	15
Net derivative financial instruments	(80)	—	—	(80)	(196)	—	—	(196)
Total	(459)	8	—	(451)	(305)	21	—	(284)
Note
a.Trading income represents gains and (losses) on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Significant unobservable inputs, assets
The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2022		2021
			Range		Range
Barclays Bank Group			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	3	5	0	3%
		Credit spread	17	2,159	9	1,848	bps
		Yield	(3)	56	—	—%
	Correlation Model	Inflation forwards	(20)	(13)	(20)	(13)%
	Option model	Inflation volatility	49	315	31	130	bps vol
		Interest rate volatility	36	430	5	600	bps vol
		Option volatility	57	60	—	—	£m
		FX - IR correlation	(20)	78	(20)	78%
		IR - IR correlation	12	99	(100)	99%
Credit derivatives	Discounted cash flows	Credit spread	3	2,943	2	2,925	bps
	Comparable pricing	Price	79	92	—	—	points
Equity derivatives	Option model	Equity volatility	3	140	2	108%
		Equity - equity correlation	40	100	10	100%
	Discounted cash flow	Discounted margin	(205)	634	(129)	93	bps
Foreign exchange derivatives	Option Model	Option Volatility	0	100	0	100	points
	Discount cash flows	Yield	(3)	4	—	—%
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	51	801	31	811	bps
		Credit spread	200	300	200	300	bps
		Yield	5	34	3	10%
	Comparable pricing	Price	0	101	0	145	points
Corporate debt	Comparable pricing	Price	0	232	0	284	points
	Discounted cash flows	Loan spread	229	834	229	854	bps
Commercial Real Estate loans	Discounted cash flows	Credit spread	267	426	68	543	bps
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	321	502	—	—	bps
Issued debt	Discounted cash flows	Credit spread	73	548	—	—	bps
	Option model	Equity volatility	3	111	—	—%
		Interest rate volatility	42	261	—	—	bps vol
Notes
aA range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
bThe units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
cCertain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 17bps- 2,159bps (2021: 32bps-1,848bps).

Significant unobservable inputs, liabilities
The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2022		2021
			Range		Range
Barclays Bank Group			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	3	5	0	3%
		Credit spread	17	2,159	9	1,848	bps
		Yield	(3)	56	—	—%
	Correlation Model	Inflation forwards	(20)	(13)	(20)	(13)%
	Option model	Inflation volatility	49	315	31	130	bps vol
		Interest rate volatility	36	430	5	600	bps vol
		Option volatility	57	60	—	—	£m
		FX - IR correlation	(20)	78	(20)	78%
		IR - IR correlation	12	99	(100)	99%
Credit derivatives	Discounted cash flows	Credit spread	3	2,943	2	2,925	bps
	Comparable pricing	Price	79	92	—	—	points
Equity derivatives	Option model	Equity volatility	3	140	2	108%
		Equity - equity correlation	40	100	10	100%
	Discounted cash flow	Discounted margin	(205)	634	(129)	93	bps
Foreign exchange derivatives	Option Model	Option Volatility	0	100	0	100	points
	Discount cash flows	Yield	(3)	4	—	—%
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	51	801	31	811	bps
		Credit spread	200	300	200	300	bps
		Yield	5	34	3	10%
	Comparable pricing	Price	0	101	0	145	points
Corporate debt	Comparable pricing	Price	0	232	0	284	points
	Discounted cash flows	Loan spread	229	834	229	854	bps
Commercial Real Estate loans	Discounted cash flows	Credit spread	267	426	68	543	bps
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	321	502	—	—	bps
Issued debt	Discounted cash flows	Credit spread	73	548	—	—	bps
	Option model	Equity volatility	3	111	—	—%
		Interest rate volatility	42	261	—	—	bps vol
Notes
aA range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
bThe units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
cCertain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 17bps- 2,159bps (2021: 32bps-1,848bps).

Sensitivity analysis of valuations using unobservable inputs, assets
In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Sensitivity analysis of valuations using unobservable inputs
	2022				2021
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	119	—	(155)	—	51	—	(79)	—
Foreign exchange derivatives	16	—	(22)	—	20	—	(28)	—
Credit derivatives	79	—	(71)	—	112	—	(103)	—
Equity derivatives	161	—	(168)	—	181	—	(190)	—
Corporate debt	45	—	(27)	—	38	—	(28)	—
Non asset backed loans	244	—	(450)	—	99	—	(150)	—
Private equity investments	10	—	(10)	—	10	—	(11)	—
Other[a]	53	—	(64)	—	44	—	(62)	—
Total	727	—	(967)	—	555	—	(651)	—
Note
aOther includes asset backed loans, equity cash products and funds and fund-linked products.

Sensitivity analysis of valuations using unobservable inputs, liabilities
In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Sensitivity analysis of valuations using unobservable inputs
	2022				2021
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	119	—	(155)	—	51	—	(79)	—
Foreign exchange derivatives	16	—	(22)	—	20	—	(28)	—
Credit derivatives	79	—	(71)	—	112	—	(103)	—
Equity derivatives	161	—	(168)	—	181	—	(190)	—
Corporate debt	45	—	(27)	—	38	—	(28)	—
Non asset backed loans	244	—	(450)	—	99	—	(150)	—
Private equity investments	10	—	(10)	—	10	—	(11)	—
Other[a]	53	—	(64)	—	44	—	(62)	—
Total	727	—	(967)	—	555	—	(651)	—
Note
aOther includes asset backed loans, equity cash products and funds and fund-linked products.

Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	2022	2021
Barclays Bank Group	£m	£m
Exit price adjustments derived from market bid-offer spreads	(566)	(498)
Uncollateralised derivative funding	(11)	(127)
Derivative credit valuation adjustments	(319)	(212)
Derivative debit valuation adjustments	208	91

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following tables summarises the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank Group’s and Barclays Bank PLC's balance sheet:

Barclays Bank Group	2022					2021

	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Loans and advances at amortised cost	182,507	181,727	14,210	86,559	80,958	145,259	145,665	15,406	63,948	66,311
Reverse repurchase agreements and other similar secured lending	725	725	—	725	—	3,177	3,177	—	3,177	—

Financial liabilities
Deposits at amortised cost	(291,579)	(291,552)	(176,959)	(114,267)	(326)	(262,828)	(262,843)	(180,829)	(82,014)	—
Repurchase agreements and other similar secured borrowing	(11,965)	(11,966)	—	(11,966)	—	(12,769)	(12,776)	—	(12,776)	—
Debt securities in issue	(60,012)	(59,895)	—	(57,954)	(1,941)	(48,388)	(48,350)	—	(46,201)	(2,149)
Subordinated liabilities	(38,253)	(38,686)	—	(38,465)	(220)	(32,185)	(33,598)	—	(33,598)	—